Income Taxes - Summary of Reconciliation of U.S. Federal Statutory Income Tax Rate to Actual Income Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected Tax Rate	21.00%	21.00%	21.00%